Earnings Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings Per Share	Earnings Per Share
Prior to the reverse recapitalization, all net income was attributable to the noncontrolling interest. For the periods prior to July 20, 2021, earnings per share was not calculated because net income prior to the Business Combination was attributable entirely to OppFi-LLC.

The following table sets forth the computation of basic and diluted earnings per share for the year ended December 31, 2021 (in thousands, except share and per share data):

2021
Numerator:
Net income	$89,795
Net income attributable to noncontrolling interest	64,241
Net income available to Class A common stockholders - Basic	25,554
Dilutive effect of warrants on net income to Class A common stockholders	—
Net income available to Class A common stockholders - Diluted	$25,554
Denominator:
Weighted average Class A common stock outstanding - Basic	13,218,119
Effect of dilutive securities:
Stock options	—
Restricted stock units	8,930
Warrants	—
Dilutive potential common shares	8,930
Weighted average units outstanding - diluted	13,227,049
Earnings per share:
Basic EPS	$1.93
Diluted EPS	$1.93

The following table presents securities that have been excluded from the calculation of diluted earnings per share as their effect would have been anti-dilutive for the year ended December 31, 2021:

2021
Public Warrants	11,887,500
Private Unit Warrants	231,250
$11.50 Exercise Price Warrants	2,248,750
$15 Exercise Price Warrants	912,500
Underwriter Warrants	59,437
Stock Options	3,375,000
Restricted stock units	1,766,714
Performance stock units	78,907
Potential common stock	20,560,058